ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION
Schedule of principal subsidiaries and VIE

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Subsidiaries:
Luckin Coffee Investment Inc. (“Luckin BVI”)	June 16, 2017	British Virgin Islands	100%	Investment holding
Luckin Coffee International Holdings Inc. (“Luckin International BVI”)	February 20, 2020	British Virgin Islands	100%	Investment holding
First Ray International Holdings (Cayman) Limited (“First Ray Cayman”)	July 25, 2024	Cayman Islands	100%	Investment holding
First Ray Holding Limited (“First Ray BVI”)	August 1, 2023	British Virgin Islands	100%	Investment holding
1st Ray International Holdings PTE. LTD. (“1st Ray International”)	September 11, 2024	Singapore	100%	Holding company of international business
Luckin Coffee Holding Singapore PTE. LTD. (“Luckin Singapore Holding”)	August 1, 2023	Singapore	100%	Holding company of Southeast Asia business
Luckin Coffee (SGP) PTE. LTD (“Luckin Singapore”)	August 11, 2022	Singapore	100%	Singapore store operating
Luckin Coffee (Hong Kong) Limited (“Luckin HK”)	June 19, 2017	Hong Kong, PRC	100%	Investment holding
Luckin Coffee Trading (Hong Kong) Limited (“Luckin Trading HK”)	April 1, 2022	Hong Kong, PRC	100%	International trading of materials for products
Luckin Coffee Roasting (Hong Kong) Limited (“Luckin Roasting”)	April 12, 2019	Hong Kong, PRC	100%	Investment holding
Luckin Coffee Hong Kong Operations Limited (“Luckin HK Operation”)	August 30, 2024	Hong Kong, PRC	100%	Hong Kong store operating
Beijing Luckin Coffee Co., Ltd. (“Beijing Wholly Foreign Owned Enterprise”, or, “Beijing WFOE”) (2)	October 31, 2017	PRC	100%	Retail services for freshly brewed drinks and pre-made food and beverage items and technical and consultation services
Luckin Investment (Tianjin) Co., Ltd. (“Luckin TJ”)	December 7, 2017	PRC	100%	Investment holding
Luckin Coffee Group Co., Ltd. (formerly as “Luckin Coffee (China) Co., Ltd”, “Luckin China”) (1) / (2) / (3)	March 28, 2018	PRC	100%	Headquarter
Luckin Coffee Roasting (Pingnan) Co., Ltd.	April 28, 2019	PRC	100%	Manufacture of materials for products
Luckin Coffee Food (Jiangsu) Co., Ltd	May 27, 2022	PRC	100%	Manufacture of materials for products
First Ray Operations (New York) LLC	October 18, 2024	U.S.	100%	U.S. store operating
(1)	Including their subsidiaries, collectively as the “PRC subsidiaries”.
(2)	On July 27, 2018, Beijing WFOE transferred all its 100% equity interest in its subsidiaries to Luckin China.
(3)	As of December 31, 2025, Luckin China had 67 direct and indirect wholly-owned subsidiaries.